SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2025
SEGMENT REPORTING [Abstract]
Segment Reporting Information, by Reportable Segment
The following table provides reportable segment information (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales
Product	$1,608,768	$1,883,809	$1,750,802
Professional services	229,030	154,549	151,785
Managed services	171,347	137,528	112,658
Total reportable segments	2,009,145	2,175,886	2,015,245
Other	422	629	859
Total	2,009,567	2,176,515	2,016,104

Cost of sales
Product	1,235,211	1,486,191	1,370,061
Professional services	138,513	86,355	90,191
Managed services	120,040	94,861	80,503
Total reportable segments	1,493,764	1,667,407	1,540,755
Other	279	413	329
Total	1,494,043	1,667,820	1,541,084

Gross profit
Product	373,557	397,618	380,741
Professional services	90,517	68,194	61,594
Managed services	51,307	42,667	32,155
Total reportable segments	515,381	508,479	474,490
Other	143	216	530
Total	$515,524	$508,695	$475,020

Disaggregation of Net Sales and Revenue Recognized from Contracts with Customers
The following tables provide a disaggregation of revenue recognized from contracts with customers by timing and our position as principal or agent (in thousands):

	Year ended March 31, 2025
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,424,482	$-	$-	$1,424,482
Transferred at a point in time as agent	184,286	-	-	184,286
Transferred over time as principal	-	229,030	171,347	400,377
Total revenue from contracts with customers	$1,608,768	$229,030	$171,347	$2,009,145

	Year ended March 31, 2024
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,709,217	$-	$-	$1,709,217
Transferred at a point in time as agent	174,592	-	-	174,592
Transferred over time as principal	-	154,549	137,528	292,077
Total revenue from contracts with customers	$1,883,809	$154,549	$137,528	$2,175,886

	Year ended March 31, 2023
	Product	Professional Services	Managed Services	Total
Timing and position as principal or agent:
Transferred at a point in time as principal	$1,589,437	$-	$-	$1,589,437
Transferred at a point in time as agent	161,365	-	-	161,365
Transferred over time as principal	-	151,785	112,658	264,443
Total revenue from contracts with customers	$1,750,802	$151,785	$112,658	$2,015,245

Technology Segment Disaggregation of Revenue
The following table provides a disaggregation of our revenue from contracts with customers by customer end market and by type (in thousands):

	Year ended March 31,
	2025	2024	2023
Customer end market:
Telecom, media & entertainment	$453,892	$547,525	$532,921
SLED	333,371	329,617	290,624
Technology	300,465	379,720	393,594
Healthcare	286,474	278,893	274,936
Financial services	174,798	243,630	156,257
All others	460,145	396,501	366,913
Total revenue from contracts with customers	$2,009,145	$2,175,886	$2,015,245

Type:
Product segment
Networking	$781,703	$1,005,679	$803,678
Cloud	509,774	546,341	587,097
Security	191,872	193,956	214,459
Collaboration	55,483	65,714	57,472
Other	69,936	72,119	88,096
Total product segment	1,608,768	1,883,809	1,750,802
Professional services segment	229,030	154,549	151,785
Managed services segment	171,347	137,528	112,658
Total revenue from contracts with customers	$2,009,145	$2,175,886	$2,015,245

Geographical Information
The geographic information for the years ended March 31, 2025, 2024, and 2023 was as follows (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales:
US	$1,924,237	$2,078,959	$1,901,896
Non-US	85,330	97,556	114,208
Total	$2,009,567	$2,176,515	$2,016,104

Our long-lived tangible assets include property and equipment-net, operating leases-net, and equipment that has been returned to us at the termination of the lease.

	March 31, 2025	March 31, 2024
Long-lived tangible assets:
US	$15,522	$12,935
Non-US	267	491
Total	$15,789	$13,426